Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables
Schedule of Trade and other payables

	2020	2019	2018
	$m	$m	$m
Current liabilities
Trade payables	2,350	1,774	1,720
Value-added and payroll taxes and social security	390	323	204
Rebates, chargebacks, returns and other revenue accruals	4,772	4,410	4,043
Clinical trial accruals	699	736	993
Other accruals	3,905	4,026	3,951
Collaboration Revenue contract liabilities	12	28	92
Vaccine contract liabilities	1,616	–	–
Deferred government grant income	253	–	–
Contingent consideration	647	897	867
Other payables	1,141	1,793	971
Total	15,785	13,987	12,841
Non-current liabilities
Accruals	56	34	7
Collaboration Revenue contract liabilities	38	50	78
Contingent consideration	2,676	3,242	4,239
Acerta Pharma put option liability (Note 26)	2,297	2,146	1,838
Other payables	1,017	819	608
Total	6,084	6,291	6,770

Schedule of Contingent consideration

	2020	2019	2018
	$m	$m	$m
At 1 January	4,139	5,106	5,534
Settlements	(822)	(709)	(349)
Revaluations	(272)	(614)	(495)
Discount unwind (Note 3)	278	356	416
At 31 December	3,323	4,139	5,106

Schedule of maximum development and sales milestones payable under outstanding contingent consideration

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen	2013	Milestones	180
Amplimmune	2013	Milestones	150
Pearl Therapeutics	2013	Milestones	140
Almirall[1]	2014	Milestones and royalties	420

[1]

These contingent consideration liabilities have been designated as the hedge instrument in a net investment hedge of foreign currency risk arising on the Group’s underlying US dollar net investments held in non-US dollar denominated subsidiaries. Exchange differences on the retranslation of the contingent consideration liability are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit.